SCHEDULE OF PREPAYMENTS DEPOSITS AND OTHER RECEIVABLE (Details) - USD ($)	May 31, 2026	May 31, 2025	May 31, 2024
Prepayments Deposits And Other Receivable Net
Prepayments		$ 1,020
Deposits	28,650	29,382
Other receivables	59,780	34,027
Prepayments deposit and other receivable gross	88,430	64,429
Less: allowance for credit losses	(1,546)	(1,125)	$ (528)
Prepayments, deposits and other receivable, net	86,884	63,304
Less: Non-current portion (Deposits)	(11,627)	(28,278)
Amount classified as current assets	$ 75,257	$ 35,026